STOCK BASED COMPENSATION, Stock options given to third-party consultant, Narratives (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
STOCK BASED COMPENSATION
Number of common stock reserved for issuance			4,759,109	1,000,000
Number of unvested nonemployee shares		53,034	53,714	0
Number of shares vested		10,680	6,518
Weighted average grant-date fair value of options granted	$ 2.48	$ 3.82	$ 1.96
Board of Directors
STOCK BASED COMPENSATION
Number of common stock reserved for issuance		10,000	60,232
Third-party consultant
STOCK BASED COMPENSATION
Number of unvested nonemployee shares		53,034	53,714
Number of shares vested		10,680	6,518
Weighted average grant-date fair value of options granted		$ 2.20	$ 1.96
Total unrecognized compensation cost related to unvested stock options granted		$ 116,655	$ 105,279
Total unrecognized compensation cost expected to be recognized over a weighted-average period		4 years